Taxation - Disclosure of Deferred Tax Liabilities and Assets on the Balance Sheet (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R 2,951	R 2,294
Deferred tax assets	(140)	(189)
Deferred tax liability (asset)	2,811	2,105	R 1,383
Net deferred tax liability	2,811	2,105
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	3,891	3,366
Amortisation And Depreciation Of Deferred Tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	3,778	3,266
Derivative Financial Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	61	48
Deferred tax assets	(350)	(272)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	52	52
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,080)	(1,261)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,623)	(3,761)
Deferred tax expense (income) relating to origination and reversal of temporary differences	74	169	86
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member] | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,374)	(3,512)
Provisions, including non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,227)	(1,220)
Contingent consideration liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(154)	(63)
Streaming contract liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(15)	(43)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,922)	(1,925)
Unused tax losses [member] | Australian entities and PNG operation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,888)	(1,816)
Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, amount not recognised	5,214	6,025
Other deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3)	(2)
Assessed Loss Related To Temporary Differences, Deferred Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	R 120	R 9	R 8